Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates were Utilized	The currency exchange rates were utilized as follows:
	2026	2025	2024
Year-end HKD exchange rate	0.1276	0.1274	0.1281
Annual average HKD exchange rate	0.1280	0.1284	0.1279

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:

Useful life
Motor vehicles	5 years
Furniture and fixtures	4 years
Computer equipments	4 years
Leasehold improvements	Shorter of useful life or remaining lease term

Schedule of Disaggregation of the Company’s Revenue

The following table identifies the disaggregation of the Company’s revenue for the years ended June 30, 2026, 2025 and 2024, respectively:

	For the years ended June 30,
Service Type	2026	Percentage of Total revenue (in %)	2025	Percentage of Total revenue (in %)	2024	Percentage of Total revenue (in %)
Event management services	$5,567,719	83.7	$5,276,924	83.4	$4,681,586	80.5
Stage production services	1,083,413	16.3	1,051,501	16.6	1,130,618	19.5
Total	$6,651,132	100.0	$6,328,425	100.0	$5,812,204	100.0